Share-based payments (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Details of all share options granted under the Schemes are set out below:

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price
30 June 2014	25	–	–	–	25	£30.00
19 December 2016	13	–	–	–	13	£484.00
15 December 2017	40	–	–	–	40	£184.00
24 April 2019	312	–	–	–	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	33,600	–	(6,250)	–	27,350	£4.04
15 July 2021	64,350	–	–	(5,500)	58,850	£5.55
2 August 2021	2,500	–	–	(2,500)	–	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	18,750	–	–	(6,250)	12,500	£3.05
12 August 2022	12,500	–	–	(12,500)	–	£2.10
	144,590	–	(6,250)	(26,750)	111,590
Options exercisable at 31 December 2023						75,720
Weighted average exercise price of outstanding options at 31 December 2023						£5.241
Weighted average exercise price of options exercised in 2023						–
Weighted average exercise price of options lapsed in 2023						£4.04
Weighted average exercise price of options forfeited in 2023						£3.33
Weighted average exercise price of options granted in 2023						–
Weighted average remaining contractual life of outstanding options at 31 December 2023						7.3 years

Date of grant	At 1 January 2022	Granted in 2022	Lapsed in 2022	Forfeited in 2022	At 31 December 2022	Exercise Price
20 April 2012	79	–	(79)	–	–	£1,676.00
9 May 2014	500	–	(500)	–	–	£30.00
30 June 2014	25	–	–	–	25	£30.00
31 October 2016	352	–	(352)	–	–	£1,072.00
19 December 2016	396	–	(383)	–	13	£484.00
15 December 2017	59	–	–	(19)	40	£184.00
24 April 2019	625	–	–	(313)	312	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	43,175	–	(5,625)	(3,950)	33,600	£4.04
15 July 2021	71,450	–	–	(7,100)	64,350	£5.55
2 August 2021	2,500	–	–	–	2,500	£5.30
1 September 2021	6,000	–	–	–	6,000	£5.10
7 February 2022	–	18,750	–	–	18,750	£3.05
12 August 2022	–	12,500	–	–	12,500	£2.10
	131,661	31,250	(6,939)	(11,382)	144,590
Options exercisable at 31 December 2022						55,932
Weighted average exercise price of outstanding options at 31 December 2022						£4.836
Weighted average exercise price of options exercised in 2022						n/a
Weighted average exercise price of options lapsed in 2022						£105.612
Weighted average exercise price of options forfeited in 2022						£5.974
Weighted average exercise price of options granted in 2022						£2.670
Weighted average remaining contractual life of outstanding options at 31 December 2022						8.1 years

Date of grant	At 1 January 2021	Granted in 2021	Lapsed in 2021	Forfeited in 2021	At 31 December 2021	Exercise Price
13 September 2011	8	–	(8)	–	–	£1,676.00
20 April 2012	79	–	–	–	79	£1,676.00
9 May 2014	500	–	–	–	500	£30.00
30 June 2014	25	–	–	–	25	£30.00
31 October 2016	397	–	–	(45)	352	£1,072.00
19 December 2016	499	–	–	(103)	396	£484.00
15 December 2017	164	–	–	(105)	59	£184.00
24 April 2019	2,275	–	–	(1,650)	625	£29.20
2 October 2019	1,500	–	–	–	1,500	£21.00
17 April 2020	5,000	–	–	–	5,000	£4.80
17 June 2020	63,700	–	–	(20,525)	43,175	£4.04
15 July 2021	–	85,450	–	(14,000)	71,450	£5.55
2 August 2021	–	2,500	–	–	2,500	£5.30
1 September 2021	–	6,000	–	–	6,000	£5.10
	74,147	93,950	(8)	(36,428)	131,661
Options exercisable at 31 December 2021						8,982
Weighted average exercise price of outstanding options at 31 December 2021						£10.759
Weighted average exercise price of options exercised in 2021						n/a
Weighted average exercise price of options lapsed in 2021						£1,676.000
Weighted average exercise price of options forfeited in 2021						£8.955
Weighted average exercise price of options granted in 2021						£5.515
Weighted average remaining contractual life of outstanding options at 31 December 2021						9.0 years

Schedule of fair value of options granted

	February 2022	August 2022	August 2022
Number of options	375,000	100,000	150,000
Option pricing models used	Black-Scholes	Black-Scholes	Black-Scholes
Share price	£0.1525	£0.105	£0.105
Exercise price of options issued in year	£0.1525	£0.105	£0.105
Contractual life	10 years	10 years	10 years
Expected life	5 years	5 years	5 years
Volatility	87.88%**	91.78%**	91.66%**
Expected dividend yield	0%	0%	0%
Risk free rate	1.28%	1.92%	1.92%

The share price used in the determination of the fair value of the options granted in 2022 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

The following information is relevant in the determination of the fair value of options granted during the year 2021 under the equity share based remuneration schemes operated by the Group.

	July 2021		August 2021		September 2021
Number of options	1,709,000		50,000		120,000
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	£0.2775	*	£0.265	*	£0.255	*
Exercise price of options issued in year	£0.2775		£0.265		£0.255
Contractual life	10 years		10 years		10 years
Expected life	5 years		5 years		5 years
Volatility	88.63	%**	88.59	%**	88.11	%**
Expected dividend yield	0%		0%		0%
Risk free rate	0.38%		0.26%		0.32%

*	The share price used in the determination of the fair value of the options granted in 2021 was the share price on the date of grant.

**	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.

Schedule of warrants are accounted for as share based payments

Date of grant	At 1 January 2023	Granted in 2023	Lapsed in 2023	Forfeited in 2023	At 31 December 2023	Exercise Price per ADS
24 March 2023	–	49	–	–	49	$400.00
24 March 2023	–	1,293	–	–	1,293	$232.00
14 June 2023	–	11,067	–	–	11,067	$15.00
21 December 2023	–	120,002	–	–	120,002	$2.50
	–	132,411	–	–	132,411
Warrants exercisable at 31 December 2023						132,411
Weighted average exercise price of outstanding options at 31 December 2023						$5.93
Weighted average exercise price of options exercised in 20233						–
Weighted average exercise price of options lapsed in 202						–
Weighted average exercise price of options forfeited in 2023						–
Weighted average exercise price of options granted in 2023						$5.93
Weighted average remaining contractual life of outstanding options at 31 December 2023						2.2 years

Schedule of fair value of warrants granted
	March 2023		June 2023		December 2023
Number of ADS warrants granted	1,342		11,067		120,002
Option pricing models used	Black-Scholes		Black-Scholes		Black-Scholes
Share price	$201.60	*	$10.54	*	$2.53
Exercise price of warrants issued in year	$232.00/$400.00		$15.00		$2.50
Contractual life	3 years		3 years		3 years
Expected life	3 years		3 years		3 years
Volatility	75.00	%**	80.00	%**	60%**
Expected dividend yield	0%		0%		0%
Risk free rate	4.35%		4.04%		4.06%